Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2024 that are due in each of the next five years and thereafter.

	2025	2026	2027	2028	2029	Thereafter	Total
Commitments for property, plant and equipment and intangible assets	1,747	1,133	589	304	307	1,109	5,189
Purchase obligations	711	617	381	257	240	612	2,818
Planned acquisition of Ziply Fiber	7,000	—	—	—	—	—	7,000
Leases committed not yet commenced	6	1	—	—	—	—	7
Total	9,464	1,751	970	561	547	1,721	15,014